Summary of Significant Accounting Policies - Schedule of New Accounting Pronouncements and Changes in Accounting Principles (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Safeguard Program assets and liabilities	[1]	$ (10,474)	$ (2,160)	$ 1,396
Net cash used in operating activities		(36,635)	(3,701)	(25,945)
Net increase/(decrease) in cash, cash equivalent and restricted cash		(40,692)	77,886	(5,267)
Cash and cash equivalents at beginning of year		109,554	31,668	36,935
Cash and cash equivalents at end of year		68,862	109,554	31,668
Before Adjustments
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Safeguard Program assets and liabilities			(4,148)	601
Net cash used in operating activities			(5,689)	(26,740)
Net increase/(decrease) in cash, cash equivalent and restricted cash			75,898	(6,062)
Cash and cash equivalents at beginning of year		$ 94,881	18,983	25,045
Cash and cash equivalents at end of year			$ 94,881	$ 18,983

[1]	(1)The majority of the Safeguard Program assets and liabilities (namely, restricted cash, Safeguard Program asset and Safeguard Program payable) do not flow through the Group’s cash accounts. The non-cash transactions related to the Safeguard Program that flowed directly through restricted cash for the Safeguard Program are as follows: For the Year Ended December 31, 2016 2017 2018 Increase in restricted cash for Safeguard Program 102,620 85,916 6,701 Decrease in restricted cash for Safeguard Program (101,158) (88,631) (7,653)